Operating Segments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Property, plant and equipment	R$ 190,821	R$ 144,087
Total for all subsidiaries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	3,941,936	3,029,978
Property, plant and equipment	190,821	144,197
Intangible assets	42,060	4,303,487
Right-of-use asset	37,875	177,936
Electricity GET [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	982,886	833,630
Property, plant and equipment	188,966	105,087
Intangible assets	36,382	4,299,529
Right-of-use asset	8,181	47,266
Electricity Energy DIS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	2,959,050	2,196,348
Property, plant and equipment	0	0
Intangible assets	0	0
Right-of-use asset	28,170	127,968
Electricity Energy COM [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	0	0
Property, plant and equipment	489	18
Intangible assets	1,608	1,319
Right-of-use asset	427	564
SER [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	0	0
Property, plant and equipment	0	39,075
Intangible assets	1,118	261
Right-of-use asset	205	150
Holding And Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	0	0
Property, plant and equipment	1,366	17
Intangible assets	2,952	2,378
Right-of-use asset	R$ 892	R$ 1,988